STOCK-BASED COMPENSATION EXPENSE - Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Options
Outstanding at beginning of period (in shares)	32,529,224
Granted (in shares)	0
Exercised (in shares)	3,472,267	8,716,423	1,266
Cancelled (in shares)	60,797
Options at end of period (in shares)	28,996,160	32,529,224
Vested and exercisable as of period end (in shares)	28,528,403
Weighted Average Exercise Price Per share
Outstanding at beginning of period (in dollars per share)	$ 1.28
Granted (in dollars per share)	0
Exercised (in dollars per share)	1.32
Cancelled (in dollars per share)	2.95
Outstanding at end of period (in dollars per share)	1.28	$ 1.28
Vested and exercisable at period end (in dollars per share)	$ 1.25
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Options, weighted average remaining contractual term	6 years 10 months 13 days	7 years 9 months 25 days
Options, weighted average contractual term, vested and exercisable at period end	6 years 10 months 6 days
Aggregate intrinsic value outstanding	$ 249,205	$ 454,668
Aggregate intrinsic value, vested and exercisable at period end	$ 246,048